Madison Gas and Electric Company Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities, net of tax	$ 75	[1]	$ 36	[2]	$ 140	[3]	$ 43	[4]
Comprehensive Income	13,966		14,306		36,615		30,361
MGE [Member]
Net Income	13,965		14,290		36,525		30,504
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on available-for-sale securities, net of tax	1	[5]	(7)	[6]	28	[7]	(23)	[8]
Total comprehensive income including noncontrolling interest	13,966		14,283		36,553		30,481
Less: Comprehensive income attributable to Noncontrolling Interest, net of tax	(6,860)		(6,080)		(13,686)		(12,152)
Comprehensive Income	$ 7,106		$ 8,203		$ 22,867		$ 18,329

[1]	Net of $50 tax
[2]	Net of $24 tax
[3]	Net of $93 tax
[4]	Net of $29 tax
[5]	Net of $1 tax
[6]	Net of $5 tax
[7]	Net of $19 tax
[8]	Net of $15 tax